STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common stock	Preferred stock	Additional paid-in capital	Retained earnings	Treasury shares
Balance at Dec. 31, 2011	$ 285,844	$ 95	$ 44	$ 16,902	$ 269,805	$ (1,002)
Balance, shares at Dec. 31, 2011		35,518,638	16,602,292
Dividend declared and paid	(338,676)				(338,676)
Stock-based compensation	2,860			2,860
Exercise of stock options	3,073	5		3,068
Exercise of stock options, shares		1,784,660
Net income	290,920				290,920
Balance at Dec. 31, 2012	244,021	100	44	22,830	222,049	(1,002)
Balance, shares at Dec. 31, 2012		37,303,298	16,602,292
Conversion of preferred shares into ordinary shares		44	(44)
Conversion of preferred shares into ordinary shares, shares		16,602,292	(16,602,292)
Dividend paid upon consummation of the spin-off	(65,009)				(65,009)
Dividend in-kind upon consummation of the spin-off	(211,668)			(26,015)	(185,653)
Stock-based compensation	13,220			13,220
Exercise of stock options	850	3		847
Exercise of stock options, shares		847,992
Net income	28,613				28,613
Balance at Dec. 31, 2013	10,027	147		10,882		(1,002)
Balance, shares at Dec. 31, 2013	54,753,582	54,753,582
Issuance of shares related to acquisitions	171,552	38		171,514
Issuance of shares related to acquisitions, shares		13,124,100
Acquisition related expenses paid by the shareholders	3,060			3,060
Contribution by shareholders	1,803			1,803
Stock-based compensation	15,145			15,145
Exercise of stock options	1,584	4		1,580
Exercise of stock options, shares	1,274,929	1,324,749
Net income	42,826				42,826
Balance at Dec. 31, 2014	$ 245,997	$ 189		$ 203,984	$ 42,826	$ (1,002)
Balance, shares at Dec. 31, 2014	69,202,431	69,202,431